UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  8/31

Date of reporting period: 5/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2010 (Unaudited)

DWS International Value Opportunities Fund
(Effective June 21, 2010 the Fund was renamed DWS Dreman International Value Fund)

	Shares	Value ($)
Common Stocks 98.5%
Australia 4.7%
Foster's Group Ltd.	100,000	470,450
Newcrest Mining Ltd.	30,000	812,411
Whitehaven Coal Ltd.	60,000	247,871

(Cost $1,584,553)		1,530,732
Channel Islands 1.6%
Randgold Resources Ltd. (a) (Cost $439,428)	6,000	525,626
China 1.2%
China Shenhua Energy Co., Ltd. "H" (Cost $450,557)	100,000	403,267
France 9.3%
Air Liquide SA (b)	5,333	523,223
BNP Paribas (b)	12,500	711,381
DANONE SA	10,000	516,552
Sanofi-Aventis (b)	10,000	607,889
Total SA (b)	15,000	695,722

(Cost $3,650,980)		3,054,767
Germany 15.1%
Allianz SE (Registered)	7,000	700,283
Deutsche Telekom AG (Registered)	50,000	560,254
E.ON AG	20,000	608,012
Fresenius Medical Care AG & Co. KGaA	7,500	379,070
Linde AG	5,000	515,568
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,000	508,930
Rheinmetall AG	14,000	793,218
Siemens AG (Registered)	10,000	909,928

(Cost $5,463,587)		4,975,263
Hong Kong 2.5%
Esprit Holdings Ltd.	50,000	294,745
Sun Hung Kai Properties Ltd.	40,000	527,586

(Cost $914,914)		822,331
Indonesia 1.2%
Indo Tambangraya Megah PT (Cost $366,278)	100,000	392,371
Italy 0.9%
Ansaldo STS SpA (Cost $383,308)	20,000	300,933
Japan 23.7%
Canon, Inc.	20,000	821,948
FANUC Ltd.	3,000	316,379
Komatsu Ltd.	30,000	562,634
Mitsubishi Estate Co., Ltd.	30,000	457,942
Mitsubishi UFJ Financial Group, Inc.	100,000	483,951
Mitsui O.S.K Lines Ltd.	75,000	533,333
Panasonic Corp.	30,000	382,222
Shin-Etsu Chemical Co., Ltd.	15,000	753,909
Sony Corp.	10,000	309,026
Sumitomo Electric Industries Ltd.	40,000	471,879
Sumitomo Mitsui Financial Group, Inc.	20,000	593,251
Takeda Pharmaceutical Co., Ltd.	20,000	832,922
Toyota Motor Corp.	18,000	647,901
West Japan Railway Co.	170	607,243

(Cost $8,123,752)		7,774,540
Korea 2.0%
Samsung Electronics Co., Ltd. (GDR) 144A (Cost $720,054)	2,000	652,500
Netherlands 5.6%
ING Groep NV (CVA)*	80,000	637,761
Koninklijke (Royal) KPN NV	40,000	520,486
QIAGEN NV*	20,000	427,919
Royal Dutch Shell PLC "A"	10,000	264,053

(Cost $2,104,416)		1,850,219
Norway 3.3%
Petroleum Geo-Services ASA*	40,000	398,967
Statoil ASA (b)	35,000	692,239

(Cost $1,270,236)		1,091,206
Portugal 1.3%
EDP – Energias de Portugal SA (Cost $518,123)	140,000	433,009
Singapore 2.6%
SembCorp Industries Ltd. (Cost $783,848)	300,000	857,051
Switzerland 8.7%
Barry Callebaut AG (Registered)*	650	393,684
Helvetia Holding AG (Registered)	1,500	402,985
Nestle SA (Registered)	30,000	1,360,156
Roche Holding AG (Genusschein)	5,000	686,567

(Cost $2,852,334)		2,843,392
United Kingdom 14.8%
Acergy SA*	32,000	466,142
AstraZeneca PLC	15,000	631,020
BAE Systems PLC	160,000	749,038
BHP Billiton PLC	30,000	828,991
HSBC Holdings PLC	45,000	409,914
Lloyds Banking Group PLC*	500,000	409,508
Prudential PLC	60,000	470,655
Vodafone Group PLC	450,000	905,208

(Cost $5,219,493)		4,870,476

Total Common Stocks (Cost $34,845,861)		32,377,683
Participatory Note 1.2%
Taiwan
Hon Hai Precision Industry Co., Ltd. (issuer Merrill Lynch International & Co.), Expiration Date 11/17/2010* (Cost $433,750)	100,000	397,330
Securities Lending Collateral 11.1%
Daily Asset Fund Institutional, 0.28% (c) (d) (Cost $3,639,485)	3,639,485	3,639,485
Cash Equivalents 5.3%
Central Cash Management Fund, 0.22% (c) (Cost $1,732,222)	1,732,222	1,732,222

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $40,651,318) †	116.1	38,146,720
Other Assets and Liabilities, Net	(16.1)	(5,282,926)

Net Assets	100.0	32,863,794

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $41,521,823.  At May 31, 2010, net unrealized depreciation for all securities based on tax cost was $3,375,103.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $760,414 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,135,517.

(a)	Security is listed in country of domicile. Significant business activities of company are in Africa.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at May 31, 2010 amounted to $3,102,355 which is 9.4% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipt

As of May 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

JPY	800,000,000	USD	8,618,136	6/18/2010	(163,274)	Brown Brothers Harriman & Co.

Currency Abbreviations

JPY	Japanese Yen	USD	United States Dollar

At May 31, 2010 the DWS International Value Opportunities Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks & Participatory Note
Financials	6,314,147	19.3%
Industrials	6,101,636	18.6%
Materials	3,959,728	12.1%
Health Care	3,565,387	10.9%
Energy	3,560,632	10.9%
Consumer Staples	2,740,842	8.3%
Telecommunication Services	1,985,948	6.0%
Information Technology	1,871,778	5.7%
Consumer Discretionary	1,633,894	5.0%
Utilities	1,041,021	3.2%
Total	32,775,013	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$1,530,732	$—	$1,530,732
Channel Islands	—	525,626	—	525,626
China	—	403,267	—	403,267
France	—	3,054,767	—	3,054,767
Germany	—	4,975,263	—	4,975,263
Hong Kong	—	822,331	—	822,331
Indonesia	—	392,371	—	392,371
Italy	—	300,933	—	300,933
Japan	—	7,774,540	—	7,774,540
Korea	652,500	—	—	652,500
Netherlands	—	1,850,219	—	1,850,219
Norway	—	1,091,206	—	1,091,206
Portugal	—	433,009	—	433,009
Singapore	—	857,051	—	857,051
Switzerland	—	2,843,392	—	2,843,392
United Kingdom	—	4,870,476	—	4,870,476
Participatory Note	—	397,330	—	397,330
Short-Term Investments(e)	5,371,707	—	—	5,371,707
Total	$6,024,207	$32,122,513	$—	$38,146,720
Liabilities
Derivatives(f)	$—	$(163,274)	$—	$(163,274)
Total	$—	$(163,274)	$—	$(163,274)

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Warrant
Japan
Balance as of August 31, 2009	$68,422
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(68,422)
Amortization premium/discount	—
Net purchase (sales)	0
Net transfers into Level 3	—
Net transfers (out) of Level 3	—
Balance as of May 31, 2010	$—
Net change in unrealized appreciation (depreciation) from investments still held at May 31, 2010	$—

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (163,274)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman International Value Fund (formerly DWS International Value Opportunities Fund), a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman International Value Fund (formerly DWS International Value Opportunities Fund), a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2010